TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS.
Trade and other payables		R$ 4,647,517	R$ 5,522,030
Reverse factoring operations	[1]	654,961	853,900
Trade payables		5,302,478	6,375,930
Domestic trade accounts payable [Member]
TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS.
Trade and other payables		4,058,832	4,644,534
Foreign trade accounts payable [Member]
TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS.
Trade and other payables	[2]	R$ 588,685	R$ 877,496

[1]	The Company has contracts signed with first-line financial institutions, mainly Banco Itaú Unibanco S.A. to directly structure a reverse factoring operation with the Company’s main suppliers. Further details on these operations are included in note no. 3.15.
[2]	Refers to imports mainly denominated in US dollars, Euros and British pounds.